UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, DC 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

 MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number: 811-08993

NEWMARK RISK-MANAGED OPPORTUNISTIC FUND

(Exact name of registrant as specified in charter)

8000 Town Centre Drive, Suite 400, Broadview Heights, Ohio 44147

(Address of principal executive offices)(Zip Code)

S. Bob Rezaee, 15212 Spillman Ranch Loop, Austin, TX 78738

(Name and address of agent for service)

Registrant's telephone number, including area code: (877) 772-7231

Date of fiscal year end: March 31

Date of reporting period: June 30, 2015

Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (ss.ss. 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5).  The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget ("OMB") control number.  Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, and 450 Fifth Street, NW, Washington, DC 20549-0609.  The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. ss. 3507.

ITEM 1. SCHEDULE OF INVESTMENTS.

	NewMark Risk-Managed Opportunistic Fund
	Schedule of Investments
	June 30, 2015 (Unaudited)

Shares		Value

COMMON STOCKS - 79.82%

Blankbooks, Looseleaf Binders & Bookbinding & Related Work - 3.62%
28,000	Acco Brands Corp. *	$ 217,560

Computer Storage Devices - 2.77%
3,500	Seagate Technology PLC	166,250

Crude Petroleum & Natural Gas - 6.64%
1,600	Anadarko Petroleum Corp.	124,896
1,975	Pioneer Natural Resources Co.	273,913
		398,809
Electronic Computers - 4.39%
2,100	Apple, Inc.	263,393

Fabricated Structural Metal Products - 2.09%
11,250	Gulf Island Fabrication, Inc.	125,663

Finance Services - 1.55%
1,200	American Express Co.	93,264

Industrial Organic Chemicals - 1.61%
3,500	Green Plains, Inc.	96,425

Men's & Boys' Furnishings, Work Clothing, & Allied Garments - 3.31%
1,500	Ralph Lauren Corp.	198,540

Retail-Grocery Stores - 1.89%
14,000	Supervalu, Inc. *	113,260

Retail-Lumber & Other Building Materials Dealers - 1.64%
4,750	Lumber Liquidators Holdings, Inc. *	98,373

Retail-Miscellaneous Retail - 1.97%
2,600	First Cash Financial Services, Inc. *	118,534

Retail-Miscellaneous Shopping Goods Stores - 3.54%
1,800	Cabelas, Inc. *	89,964
8,000	Staples, Inc.	122,480
		212,444
Retail-Shoe Stores - 3.68%
7,950	Finish Line, Inc.	221,169

Retail-Women's Clothing Stores - 3.01%
45,000	Christopher & Banks Corp. *	180,450

Semiconductors & Related Devices - 9.94%
5,750	Intel Corp.	174,886
7,400	Intersil Corp.	92,574
6,000	Micron Technology, Inc. *	113,040
18,500	ON Seminconductor Corp. *	216,265
		596,765
Services-Computer Integrated Systems Design - 3.66%
5,600	Yahoo!, Inc. *	220,024

Services-Computer Processing & Data Preparation - 3.18%
2,500	Workday, Inc. *	190,975

Services-Computer Programming, Data Processing, Etc. - 5.52%
350	Google, Inc.	182,179
4,125	Twitter, Inc. *	149,408
		331,586
Services-Miscelaneous Amusement & Recreation - 3.65%
11,880	Seaworld Entertainment, Inc.	219,067

Services-Miscellaneous Equipment Rental & Leasing - 2.99%
9,000	H&E Equipment Services, Inc.	179,730

Sugar & Confectionery Products - 1.78%
1,200	Hershey Co.	106,596

Surgical & Medical Instruments & Apparatus - 3.79%
3,250	Baxter International, Inc.	227,273

Trucking (No Local) - 3.60%
4,100	Celadon Group, Inc.	84,788
3,350	Saia, Inc. *	131,622
		216,410

TOTAL COMMON STOCKS (Cost $5,235,100) - 79.82%		$ 4,792,558

EXCHANGE TRADED FUNDS - 13.31%
6,000	Direxion Energy Bull 3X Shares *	300,900
7,500	Proshares Ultrapro S&P 500	498,000

TOTAL EXCHANGE TRADED FUNDS (Cost $828,000) - 13.31%		$ 798,900

LIMITED PARTNERSHIPS - 3.23%
2,400	Alliance Holdings GP, LP	93,960
7,900	CVR Partners, LP	99,777

TOTAL LIMITED PARTNERSHIPS (Cost $232,029) - 3.23%		$ 193,737

REAL ESTATE INVESTMENT TRUSTS - 2.61%
10,000	Redwood Trust, Inc.	157,000

TOTAL REAL ESTATE INVESTMENT TRUSTS (Cost $163,241) - 2.61%		$ 157,000

SHORT TERM INVESTMENTS - 1.39%
83,550	First American Treasury Obligation Cl Z, 0.00% ** (Cost $83,550)	83,550

TOTAL FOR SHORT TERM INVESTMENTS (Cost $83,550) - 1.39%		$ 83,550

TOTAL INVESTMENTS (Cost $6,541,910) - 100.36%		$ 6,025,744

LIABILITIES IN EXCESS OF OTHER ASSETS - (0.36%)		(21,562)

NET ASSETS - 100.00%		$ 6,004,182

* Non-income producing securities during the period.
** Variable rate security; the rate shown represents the rate as of June 30, 2015

NOTES TO FINANCIAL STATEMENTS
NewMark Risk-Managed Opportunistic Fund
1. SECURITY TRANSACTIONS
At June 30, 2015 , the net unrealized depreciation on investments, based on cost for federal income tax purposes of $6,541,910 amounted to $516,166 which consisted of aggregate gross unrealized appreciation of
$30,867 and aggregate gross unrealized depreciation of $547,033.

2. SECURITY VALUATION

The Fund invests in a wide variety of equity and debt securities.  The investments in securities are carried at market value.  The market quotation used for common stocks, including those listed on the NASDAQ National Market System, is the last sale price on the date on which the valuation is made or, in the absence of sales, at the closing bid price.  Over-the-counter securities are valued on the basis of the bid price at the close of each business day.  Short-term investments are valued at amortized cost, which approximates market.  Securities for which market quotations are not readily available will be valued at fair value as determined in good faith pursuant to procedures established by the Board of Directors.

As required by the fair value topic of the FASB Accounting Standards Codification, fair value is defined as the price that the Fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. The topic also establishes a framework for measuring fair value, and a three-level hierarchy for fair value measurements based upon the transparency of inputs to the valuation of an asset or liability.  The three-tier hierarchy of inputs is summarized below:

Level 1 - quoted prices in active markets for identical investments
Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)
Level 3 - significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments)
The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following table summarizes the valuation of the Fund’s investments by the above fair value hierarchy levels as of June 30, 2015 :

Valuation Inputs of Assets	Level 1	Level 2	Level 3	Total
Common Stock	$4,792,558	$0	$0	$4,792,558
Exchange Traded Funds	$798,900	$0	$0	$798,900
Real Estate Investment Trusts	$157,000	$0	$0	$157,000
Cash Equivalents	$83,550	$0	$0	$83,550
Total	$5,832,007	$0	$0	$5,832,007

ITEM 2. CONTROLS AND PROCEDURES.

(a)

EVALUATION OF DISCLOSURE CONTROLS AND PROCEDURES. The Registrant maintains disclosure controls and procedures that are designed to ensure that information required to be disclosed in the Registrant's filings under the Securities Exchange Act of 1934 and the Investment Company Act of 1940 is recorded, processed, summarized and reported within the periods specified in the rules and forms of the Securities and Exchange Commission. Such information is accumulated and communicated to the Registrant's management, including its principal executive officer and principal financial officer, as appropriate, to allow timely decisions regarding required disclosure. The Registrant's management, including the principal executive officer and the principal financial officer, recognizes that any set of controls and procedures, no matter how well designed and operated, can provide only reasonable assurance of achieving the desired control objectives.

Within 90 days prior to the filing date of this Quarterly Schedule of Portfolio Holdings on Form N-Q, the Registrant had carried out an evaluation, under the supervision and with the participation of the Registrant's management, including the Registrant's principal executive officer and the Registrant's principal financial officer, of the effectiveness of the design and operation of the Registrant's disclosure controls and procedures. Based on such evaluation, the Registrant's principal executive officer and principal financial officer concluded that the Registrant's disclosure controls and procedures are effective.

(b)

CHANGES IN INTERNAL CONTROLS. There have been no significant changes in the Registrant's internal controls or in other factors that could significantly affect the internal controls subsequent to the date of their evaluation in connection with the preparation of this Quarterly Schedule of Portfolio Holdings on Form N-Q.

ITEM 3. EXHIBITS.

Certifications pursuant to Rule 30a-2(a) under the 1940 Act and Section 302 of the Sarbanes-Oxley Act of 2002 are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Newmark Risk-Managed Opportunistic Fund

/s/ S. Bob Rezaee

*S. Bob Rezaee

Chairman, Treasurer and Trustee (Principal Executive &

Financial Officer and Compliance Officer)

Date August 28, 2015

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

/s/ S. Bob Rezaee

*S. Bob Rezaee

Chairman, Treasurer and Trustee (Principal Executive &

Financial Officer and Compliance Officer)

Date August 28, 2015

* Print the name and title of each signing officer under his or her signature.